Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 305,498	$ 344,926
Marketable securities	240,530	3,120
Trade and other receivables	50,260	55,872
Inventories	201,622	208,290
Derivative assets	124,234	0
Prepaid expenses and other current assets	33,549	33,816
Assets held for sale	207,538	0
Current assets	1,163,231	646,024
Non-current assets
Restricted cash	20,444	2,004
Inventories	124,265	130,888
Mineral properties, plant and equipment	2,497,919	1,858,723
Investment in associate	125,313	22,287
Deferred tax assets	10,576	0
Other non-current assets	25,613	13,474
Total assets	3,967,361	2,673,400
Current liabilities
Accounts payable and accrued liabilities	190,116	130,543
Current portion of loans and borrowings	26,667	13,333
Derivative liabilities	77,699	63,993
Other current liabilities	22,339	14,795
Liabilities relating to assets held for sale	85,745	0
Current liabilities	402,566	222,664
Non-current liabilities
Loans and borrowings	514,015	531,908
Reclamation and closure cost provisions	95,565	117,103
Derivative liabilities	7,158	90,573
Deferred tax liabilities	312,198	229,860
Other non-current liabilities	50,514	32,769
Total liabilities	1,382,016	1,224,877
Shareholders’ equity
Common shares	2,006,777	1,518,042
Reserves	47,038	38,779
Accumulated other comprehensive income (“AOCI”)	84,939	0
Retained earnings (deficit)	446,591	(108,298)
Total equity	2,585,345	1,448,523
Total liabilities and equity	$ 3,967,361	$ 2,673,400